JENNISONDRYDEN PORTFOLIOS
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102

November 2, 2009

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:           JennisonDryden Portfolios (the Portfolios)
File Nos. 33-9269 and 811-04864

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Portfolios certifies (i) that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 38 and (ii) that the text of the Post-Effective Amendment was filed electronically on October 30, 2009.

Please direct any questions regarding this filing to the undersigned at (973) 802-6469.

/s/ Jonathan D. Shain
Jonathan D. Shain